Fair value measurements - Carrying amount and fair value (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value measurements
Carrying amount of derivative financial assets	$ 136,262	$ 62,440	$ 497,403
Fair value of derivative financial assets	136,262	62,440	497,403
Net carrying amount	(4,872,247)	(3,567,342)	(2,979,339)
Net fair value	(5,058,054)	(3,576,058)	(2,984,338)
Transfers of assets from level 1 to level 2	0	0	0
Transfers of assets from level 2 to level 1	0	0	0
Transfers of liabilities from level 1 to level 2	0	0	0
Transfers of liabilities from level 2 to level 1	0	0	0
Financial debt
Fair value measurements
Carrying amount of financial liabilities	(5,008,509)	(3,506,834)	(3,476,742)
Fair value of financial liabilities	(5,194,316)	(3,515,550)	(3,481,741)
Interest-bearing loans and borrowings
Fair value measurements
Fair value of financial liabilities	(5,194,316)	(3,515,550)	(3,481,741)
Derivative financial instruments
Fair value measurements
Carrying amount of financial liabilities		(122,948)
Fair value of financial liabilities		(122,948)
Jet fuel Asian call options
Fair value measurements
Carrying amount of derivative financial assets		48,199	497,403
Fair value of derivative financial assets	133,567	48,199	497,403
Fair value of financial liabilities		(122,948)
Foreign currency forward contract
Fair value measurements
Carrying amount of derivative financial assets		14,241
Fair value of derivative financial assets		14,241
Loss of the interest rate Cap
Fair value measurements
Fair value of derivative financial assets	2,695
Level 2
Fair value measurements
Net fair value	(5,058,054)	(3,576,058)	(2,984,338)
Level 2 | Interest-bearing loans and borrowings
Fair value measurements
Fair value of financial liabilities	(5,194,316)	(3,515,550)	(3,481,741)
Level 2 | Jet fuel Asian call options
Fair value measurements
Fair value of derivative financial assets	133,567	48,199	$ 497,403
Fair value of financial liabilities		(122,948)
Level 2 | Foreign currency forward contract
Fair value measurements
Fair value of derivative financial assets		$ 14,241
Level 2 | Loss of the interest rate Cap
Fair value measurements
Fair value of derivative financial assets	$ 2,695